Dividends	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Dividends
9. Dividends

All figures in £ millions	2022	2021	2020

Final paid in respect of prior year 14.2p (2020: 13.5p; 2021: 13.5p)	107	102	101

Interim paid in respect of current year 6.6p (2020: 6.0p; 2021: 6.3p)	49	47	45

	156	149	146
The Directors are proposing a final dividend in respect of the financial year ended 31 December 2022 of 14.9p per equity share which will absorb an estimated £107m of shareholders’ funds. It will be paid on 5 May 2023 to shareholders who are on the register of members on 24 March 2023. These financial statements do not reflect this dividend.